Fees Summary	Sep. 18, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on September 16, 2025.
Narrative - Max Aggregate Offering Amount	10,076,400
Final Prospectus	true